Fair Value Measurements (Details) - Schedule of Price Adjustment Shares, and the Restricted Sponsor Shares $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 43,716
Change in fair value of restricted sponsor shares and price adjustment shares	56,690
Balance	100,406
Restricted sponsor shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	17,532
Change in fair value of restricted sponsor shares and price adjustment shares	20,093
Balance	37,625
Price adjustment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	26,184
Change in fair value of restricted sponsor shares and price adjustment shares	36,597
Balance	$ 62,781